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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Neumeier Poma Investment Counsel LLC
                 ------------------------------------
   Address:      26435 Carmel Rancho Blvd., Suite 200
                 ------------------------------------
                 Carmel, CA  93923
                 ------------------------------------

Form 13F File Number: 28-4792
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Neumeier
         -------------------------------
Title:   President
         -------------------------------
Phone:   831-625-6355
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Peter Neumeier          Carmel, California      8/12/11
   -----------------------------    ------------------   -------------
            [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-4792                     Neumeier Poma Investment Counsel LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 35
                                        --------------------

Form 13F Information Table Value Total: $242,764
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-4792                      Neumeier Poma Investment Counsel LLC
    ------       -----------------         ------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5     COL. 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ------- -------- ------------------
                                                                                         OTHER    VOTING AUTHORITY
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT MANAGERS ------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   NONE   SOLE   SHARED NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
Acacia Research                    COM      003881307    10559  287800           287800          157325 130475
Allied Nevada Gold Corp.           COM      019344100     6621  187200           187200          110400  76800
AXT Incorporated                   COM      00246W103     8997 1060950          1060950          535750 525200
Bank Of The Ozarks                 COM      063904106    13372  256850           256850          139050 117800
Cascade Industries Inc.            COM      147195101     3882   81600            81600           43000  38600
Chart Industries Inc.              COM      16115Q308     9262  171575           171575           87400  84175
Dresser-Rand Group Inc.            COM      261608103     4412   82075            82075           38350  43725
EBIX Inc.                          COM      278715206     1756   92175            92175           42350  49825
Emergent Biosolutions, Inc.        COM      29089Q105     4341  192525           192525           96450  96075
EnerSys                            COM      29275Y102     8271  240300           240300          119600 120700
Ferro Corporation                  COM      315405100     2766  205800           205800           94350 111450
First Financial Bancorp            COM      320209109     2831  169600           169600           86000  83600
Haemonetics Corporation            COM      405024100     3666   56950            56950           27300  29650
Herbalife Ltd.                     COM      G4412G101    11607  201375           201375          102900  98475
Innophos Holdings Inc.             COM      45774N108     9882  202500           202500          101900 100600
Jack Henry & Associates Inc.       COM      426281101     8368  278850           278850          142825 136025
Landstar System Inc.               COM      515098101     4011   86300            86300           40900  45400
Lennox International Inc.          COM      526107107     3987   92575            92575           43900  48675
Omnivision Technologies Inc.       COM      682128103     5364  154100           154100           78150  75950
Oriental Financial Group           COM      68618W100    11077  859374           859374          448574 410800
Patterson Companies Inc.           COM      703395103     8284  251875           251875          126700 125175
Pier 1 Imports, Inc.               COM      720279108     8130  702700           702700          361000 341700
Questcor Pharmaceuticals           COM      74835Y101     9152  379750           379750          192150 187600
Regal-Beloit Corp.                 COM      758750103     6487   97150            97150           49350  47800
Sirona Dental Systems Inc.         COM      82966C103     2788   52500            52500           26200  26300
Snap-On Incorporated               COM      833034101     6075   97225            97225           42950  54275

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                           FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5     COL. 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ---------------- ------- -------- ------------------
                                                                                         OTHER    VOTING AUTHORITY
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT MANAGERS ------------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN   NONE   SOLE   SHARED NONE
---------------------------- -------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
SPDR Gold Trust                    ETF      863307104     8198   56150            56150           22750  33400
Stantec Inc.                       COM      85472N109     7344  252975           252975          127900 125075
Steven Madden, Ltd.                COM      556269108    10133  270143           270143          147037 123106
Stillwater Mining Co.              COM      86074Q102     3766  171125           171125          104600  66525
Tupperware Brands Corp.            COM      899896104     9940  147375           147375           75675  71700
Ultratech Inc.                     COM      904034105     7467  245775           245775          125850 119925
UMB Financial Corp.                COM      902788108     9305  222175           222175          112750 109425
Veeco Instruments Inc.             COM      922417100     6649  137350           137350           75200  62150
Wabtec Corporation                 COM      929740108     4014   61075            61075           30350  30725